Employee Benefit Plans and Collective Bargaining Agreements - Narrative (Details) $ in Millions	4 Months Ended	12 Months Ended
	Jun. 18, 2016 USD ($)	Feb. 24, 2018 USD ($) employee	Feb. 25, 2017 USD ($) employee	Feb. 27, 2016 USD ($)	Feb. 23, 2019 employee	May 15, 2016	Jan. 30, 2015 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Employer contributions		$ 21.9	$ 11.5
Expected employer contribution in fiscal year 2018		$ 55.8
Entity number of employees | employee		275,000
Number of participants in collective bargaining agreements | employee		187,000	9,400
Multiemployer plan contributions		$ 1,200.0	$ 1,200.0	$ 1,100.0
Employer discretionary contribution amount in 401K		44.6	38.8	37.9
UFCW Midwest Plan
Defined Benefit Plan Disclosure [Line Items]
Withdrawal obligation recorded		160.1					$ 221.8
Pension
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		1,814.0	1,934.8	1,717.5
Payable to intermediary agent		(87.4)	(75.1)
Employer contributions		20.2	9.4
Other Post-Retirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0.0	0.0	$ 0.0
Employer contributions		1.7	$ 2.1
Safeway Plan | Pension
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		1,600.0
Shaw's Plan | Pension
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		220.0
United Plan | Pension
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		$ 34.0
Collington
Defined Benefit Plan Disclosure [Line Items]
Percentage of equity interest acquired						100.00%
Pension expense from acquisition	$ 78.9
Collington | Other Post-Retirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Prior service costs recorded relate to Collington transaction	$ 15.5
Forecast
Defined Benefit Plan Disclosure [Line Items]
Number of participants in collective bargaining agreements | employee					209
Number of employee scheduled to expire in collective bargaining agreements | employee					54,000